Debt - Additional Information (Detail) (USD $)	0 Months Ended	9 Months Ended	12 Months Ended									1 Months Ended		12 Months Ended		9 Months Ended			9 Months Ended	1 Months Ended
	Sep. 30, 2013	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Jun. 20, 2006	Dec. 31, 2013 Warrants, Exercise price of $5.00 per share [Member]	Sep. 30, 2013 Warrants, Exercise price of $5.00 per share [Member]	Dec. 31, 2010 Series E-1 Preferred [Member]	Jul. 31, 2009 Series C-1 Preferred [Member]	Feb. 28, 2009 Series C-1 Preferred [Member]	Jan. 31, 2012 Series C-1 Preferred [Member] As Amended [Member]	Mar. 31, 2008 First Issuance [Member]	Sep. 30, 2008 Second Issuance [Member]	Dec. 31, 2013 Facility Loan Agreement [Member]	Sep. 30, 2013 Facility Loan Agreement [Member]	Sep. 30, 2013 Facility Loan Agreement [Member] First Tranche [Member]	Sep. 30, 2013 Facility Loan Agreement [Member] Second Tranche [Member]	Sep. 30, 2013 Facility Loan Agreement [Member] Scenario one, conversion basis [Member] Second Tranche [Member]	Sep. 30, 2013 Facility Loan Agreement [Member] Wall Street Journal Prime Rate [Member] Scenario two [Member] Second Tranche [Member]	Feb. 28, 2009 Third Issuance [Member]	Jul. 31, 2013 Third Issuance [Member] As Amended [Member]	Mar. 31, 2013 Third Issuance [Member] As Amended [Member]	Jan. 31, 2012 Third Issuance [Member] As Amended [Member]	Jul. 31, 2009 Fourth Issuance [Member]	Jul. 31, 2013 Fourth Issuance [Member] As Amended [Member]	Mar. 31, 2013 Fourth Issuance [Member] As Amended [Member]	Jan. 31, 2012 Fourth Issuance [Member] As Amended [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 10,000,000	$ 10,000,000			$ 30,000,000										$ 10,000,000
Notes issued												3,500,000	10,500,000							7,000,000				6,700,000
Maturity date of debt												Mar. 17, 2011	Sep. 17, 2011							Feb. 28, 2012	Dec. 31, 2013	Aug. 01, 2013	Mar. 01, 2013	Jul. 31, 2012	Dec. 31, 2013	Aug. 01, 2013	Mar. 01, 2013
Facility loan, fixed interest rate												7.57%	7.57%			8.75%				4.42%			4.919%	4.96%			5.46%
Conversion price								$ 232.93	$ 438.84	$ 438.84	$ 292.56
Interest expense			600,000	700,000
Loan facility, outstanding principal and accrued interest settled	16,900,000
Loan facility extinguished in exchange of common stock	624,944
Facility loan, drawn			4,853,000													5,000,000	5,000,000
Facility loan, fixed interest rate																		8.75%
Facility loan, prime rate plus																			4.25%
Facility loan, interest amortization period														36 months
Percentage of principal amount as final payment														6.50%
Facility loan, financial covenants														Company must maintain compliance with one of two financial covenants at all times (1) maintain 1.3 times cash to outstanding debt or (2) maintain sufficient cash on hand to support eight months of operations based on a trailing average monthly cash burn.
Aggregate outstanding term loans percentage														100.00%
Prepayment fee percentage														3.00%
Facility fee		1.00%
Warrants issued							121,739
Exercise price						5.00	5.00
Long term warrant liability							$ 500,000